Marketable securities	12 Months Ended
Dec. 31, 2021
Marketable securities
Marketable securities

9      Marketable securities

  Composition
	Credit Risk	December 31, 2021	December 31, 2020
Financial bills (LF)	AAA	1,640	149,720
Financial treasury bills (LFT)	AAA	164,709	341,382
		166,349	491,102

The average gross yield of securities is based on 101% CDI on December 31, 2021 (104% CDI on December 31, 2020).